Shareholders' equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Shareholders' equity
Dividends declared	$ 11.0	$ 10.6	$ 22.1	$ 21.1
Dividends paid	$ 11.0	$ 10.6	$ 22.1	$ 21.1
Dividends paid per share			$ 0.055	$ 0.0525
Number of shares issued from treasury	0	0	0	0